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Stuart Strauss stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0452 Fax
June 24, 2019

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:     VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,646
Investment Company Act File No. 811-10325
Amendment No. 2,650

Ladies and Gentlemen:
On behalf of VanEck Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,646 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and Amendment No. 2,650 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for VanEck Vectors Green Bond ETF (the “Fund”), filed on August 24, 2018 (Accession No. 0000930413-18-002696), reflecting that the Fund will now track the S&P Green Bond U.S. Dollar Select Index, and revising the applicable disclosure with respect to the Fund to reflect this change. This filing should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529 or Stephanie Chaung at (212) 698-3827.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss